UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Andrew R. McCarroll, Esq.

Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 761-2474

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. — Schedules of Investments

Longleaf Partners Fund

Schedule of Investments

March 31, 2016

(Unaudited)

Common Stock	Shares	Market Value	% of Net Assets
Aerospace & Defense
United Technologies Corporation	1,636,200	$163,783,620	4.6%
Air Freight & Logistics
FedEx Corporation	1,752,682	285,196,415	7.9
Chemicals
E.I. du Pont de Nemours and Company	2,671,900	169,184,708	4.7
Construction Materials
LafargeHolcim Ltd* (Switzerland)	3,700,257	173,810,732	4.9
Diversified Telecommunication Services
Level 3 Communications, Inc.*	5,792,645	306,141,288	8.5
Hotels, Restaurants, & Leisure
Wynn Resorts, Limited	2,343,396	218,943,488	6.1
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	23,378,000	303,475,362	8.5
Koninklijke Philips N.V. (Netherlands)	6,172,200	175,829,846	4.9

		479,305,208	13.4

Internet Software & Services
Alphabet Inc. – Class C*	287,304	214,027,115	6.0
Machinery
CNH Industrial N.V. (Netherlands)	8,099,159	54,750,315	1.5
CNH Industrial N.V. (Local) (Netherlands)	16,741,515	113,825,004	3.2

		168,575,319	4.7

Media
Scripps Networks Interactive, Inc. – Class A	2,816,956	184,510,618	5.1
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation*	20,271,069	83,516,804	2.3
CONSOL Energy Inc.(a)	12,263,500	138,454,915	3.9

		221,971,719	6.2

Real Estate Management & Development
Cheung Kong Property Holdings Limited (Hong Kong)	27,332,000	175,992,240	4.9

Total Common Stocks (Cost $2,433,578,641)		2,761,442,470	77.0

Preferred Stock
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Convertible Preferred Stock 5.75%	94,215	16,487,625	0.5
Chesapeake Energy Corporation Convertible Preferred Stock – Series A 5.75%	209,520	36,796,950	1.0

Total Preferred Stocks (Cost $64,989,109)		53,284,575	1.5

Corporate Bonds	Principal Amount
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation 6.50% Senior Notes due 8/15/17	2,325,000	1,569,375	-
Chesapeake Energy Corporation 7.25% Senior Notes due 12/15/18	23,430,000	12,886,500	0.4
Chesapeake Energy Corporation 3.872% Senior Notes due 4/15/19	122,205,000	47,965,463	1.3
Chesapeake Energy Corporation 2.50% Convertible Senior Notes due 5/15/37	13,314,000	8,554,245	0.2
Chesapeake Energy Corporation 2.25% Convertible Senior Notes due 12/15/38	13,555,000	5,557,550	0.2

Total Corporate Bonds (Cost $71,710,402)		76,533,133	2.1

continued

Short-Term Obligations	Principal Amount	Market Value	% of Net Assets
Repurchase Agreement with State Street Bank, 0.03%, dated 3/31/16 due 4/1/16, Repurchase price $120,581,100 (Collateral: $122,996,250 U.S. Treasury Bond, 2.88% due 8/15/45, Par 117,000,000)	120,581,000	$120,581,000	3.4%
U.S. Treasury Bills, 0.26% – 0.34% due 6/16/16 to 6/23/16	550,000,000	549,766,200	15.3

Total Short-Term Obligations (Cost $670,228,473)		670,347,200	18.7

Total Investments (Cost $3,240,506,625)		3,561,607,378	99.3
Other Assets and (Liabilities), Net		25,608,379	0.7

Net Assets		$3,587,215,757	100.0%

*	Non-income producing security.
(a)	Affiliated issuer, see Note 3.

See Notes to Schedules of Investments.

Longleaf Partners Small-Cap Fund

Schedule of Investments

March 31, 2016

(Unaudited)

Common Stock	Shares	Market Value	% of Net Assets
Chemicals
Chemtura Corporation*(a)	4,248,730	$112,166,472	2.9%
OCI N.V.* (Netherlands)	6,617,800	129,598,364	3.3

		241,764,836	6.2

Communications Equipment
ViaSat, Inc.*(a)	3,436,313	252,500,279	6.5
Diversified Consumer Services
Graham Holdings Company – Class B(a)	428,000	205,440,000	5.3
Diversified Telecommunication Services
Level 3 Communications, Inc.*	6,415,176	339,042,052	8.7
Hotels, Restaurants & Leisure
Vail Resorts, Inc.	1,073,700	143,553,690	3.7
Wynn Resorts, Limited	2,554,473	238,664,412	6.1

		382,218,102	9.8

Industrial Conglomerates
Hopewell Holdings Limited(a) (Hong Kong)	53,463,500	172,644,096	4.4
Insurance
Everest Re Group, Ltd. (Bermuda)	502,640	99,236,215	2.5
Machinery
Actuant Corporation(a)	6,333,926	156,511,311	4.0
Media
DreamWorks Animation SKG, Inc. – Class A*(a)	13,939,400	347,788,030	8.9
Scripps Networks Interactive, Inc. – Class A	2,952,203	193,369,297	5.0
Tribune Media Company – Class A	4,104,521	157,408,380	4.0

		698,565,707	17.9

Oil, Gas & Consumable Fuels
CONSOL Energy Inc.(a)	12,494,200	141,059,518	3.6
Paper & Forest Products
Deltic Timber Corporation(a)	1,808,158	108,760,704	2.8
Real Estate Investment Trusts (REITs)
Rayonier Inc.(a)	6,663,700	164,460,116	4.2

Total Common Stocks (Cost $2,633,541,075)		2,962,202,936	75.9

Corporate Bonds	Principal Amount
Multiline Retail
Neiman Marcus Group LTD LLC 8.0% 144A Senior Notes due 10/15/21(b)(c)	79,102,000	68,423,230	1.7
Neiman Marcus Group LTD LLC 8.75% 144A Senior Notes due 10/15/21(b)	23,236,000	18,022,306	0.5
Oil, Gas & Consumable Fuels
Triangle USA Petroleum Corporation 6.75% Senior Notes 144A due 7/15/22(b)	223,260,000	42,977,550	1.1

Total Corporate Bonds (Cost $166,187,657)		129,423,086	3.3

Options Purchased	Currency Units
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Cost $3,580,175)	189,210,080	1,343,392	0.1

continued

Short-Term Obligations	Principal Amount	Market Value	% of Net Assets
Repurchase Agreement with State Street Bank, 0.03%, dated 3/31/16 due 4/1/16, Repurchase price $125,078,104 (Collateral: $127,579,700 U.S. Treasury Bond, 2.88% due 8/15/45, Par 121,360,000)	125,078,000	$125,078,000	3.2%
U.S. Treasury Bills, 0.26% – 0.34% due 5/19/16 to 6/23/16	650,000,000	649,725,550	16.7

Total Short-Term Obligations (Cost $774,720,834)		774,803,550	19.9

Total Investments (Cost $3,578,029,741)		3,867,772,964	99.2

Other Assets and (Liabilities), Net		32,784,700	0.8

Net Assets		$3,900,557,664	100.0%

*	Non-income producing security.
(a)	Affiliated issuer, see Note 3.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

See Notes to Schedules of Investments.

Longleaf Partners International Fund

Schedule of Investments

March 31, 2016

(Unaudited)

Common Stock	Shares	Market Value	% of Net Assets
Beverages
C&C Group plc (Ireland)	4,907,675	$22,170,287	2.2%
Chemicals
CF Industries Holdings, Inc.(c) (United States)	189,800	5,948,332	0.6
OCI N.V.* (Netherlands)	2,259,600	44,250,425	4.3
Sika AG (Switzerland)	11,840	46,864,999	4.6

		97,063,756	9.5

Commercial Services & Supplies
Mineral Resources Limited (Australia)	4,298,199	19,801,599	1.9
Construction Materials
LafargeHolcim Ltd* (Switzerland)	1,535,332	72,118,552	7.1
Diversified Financial Services
EXOR S.p.A. (Italy)	2,230,100	79,935,538	7.8
Hotels, Restaurants & Leisure
Genting Singapore PLC (Singapore)	41,464,100	25,687,223	2.5
Melco International Development Limited (Hong Kong)	59,668,700	83,072,436	8.1

		108,759,659	10.6

Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	6,122,000	79,471,134	7.8
Koninklijke Philips N.V. (Netherlands)	1,713,600	48,815,985	4.8

		128,287,119	12.6

Internet Software & Services
Baidu, Inc. ADR* (China)	260,015	49,631,663	4.9
Metals & Mining
MLog S.A.*(b) (Brazil) (Formerly Manabi S.A.)	108,226	5,252,602	0.5
Real Estate Management & Development
BR Properties S.A.(a) (Brazil)	17,593,223	42,813,038	4.2
Cheung Kong Property Holdings Limited (Hong Kong)	7,560,000	48,679,253	4.8
Great Eagle Holdings Limited (Hong Kong)	14,152,278	51,264,802	5.0
K. Wah International Holdings Limited(a) (Hong Kong)	137,735,762	60,723,869	5.9

		203,480,962	19.9

Textiles, Apparel & Luxury Goods
adidas AG (Germany)	540,607	63,361,274	6.2
Wireless Telecommunications Services
SoftBank Group Corp.(c) (Japan)	914,500	43,602,177	4.3

Total Common Stocks (Cost $967,447,016)		893,465,188	87.5

Warrants
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18*(Malaysia) (Cost $26,851,683)	32,370,750	18,502,313	1.8

Options Purchased	Currency Units
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Cost $3,915,343)	207,323,218	1,471,995	0.1

continued

Corporate Bonds	Principal Amount	Market Value	% of Net Assets
Construction Materials
Cemex S.A.B. de C.V. 3.72% Convertible Subordinated Notes due 3/15/20 (Mexico) (Cost $52,240,080)	52,599,000	$48,391,080	4.7%

Short-Term Obligations
Repurchase Agreement with State Street Bank, 0.03%, dated 3/31/16 due 4/1/16, Repurchase price $42,155,035 (Collateral: $43,003,163 U.S. Treasury Bond, 2.88% due 8/15/45, Par 35,430,000)	42,155,000	42,155,000	4.1
U.S. Treasury Bill, 0.19% due 7/7/16	25,000,000	24,984,625	2.4

Total Short-Term Obligations (Cost $67,142,201)		67,139,625	6.5

Total Investments (Cost $1,117,596,323)		1,028,970,201	100.6
Swap Contract		(10,597,685)	(1.0)
Other Assets and (Liabilities), Net		3,580,590	0.4

Net Assets		$1,021,953,106	100.0%

*	Non-income producing security.
(a)	Affiliated issuer, see Note 3.
(b)	Illiquid. Board valued, see Note 4.
(c)	A portion designated as collateral for swap contract.

ADR - American Depository Receipt

Swap Contract
Media
Vivendi S.A. Swap Contract with BNP Paribas due 9/21/16 (France)
Components:
Shares of underlying security	2,363,648
Unrealized depreciation	$(12,856,291)
Financing fee	(27,554)
Dividends receivable	2,286,160

Unrealized loss	$(10,597,685)

See Notes to Schedules of Investments.

Longleaf Partners Global Fund

Schedule of Investments

March 31, 2016

(Unaudited)

Common Stock	Shares	Market Value	% of Net Assets
Aerospace & Defense
United Technologies Corporation (United States)	86,922	$8,700,892	4.5%
Air Freight & Logistics
FedEx Corporation (United States)	66,061	10,749,446	5.5
Chemicals
OCI N.V.* (Netherlands)	465,968	9,125,191	4.7
Construction Materials
LafargeHolcim Ltd* (French Exchange)(Switzerland)	205,845	9,669,077	5.0
LafargeHolcim Ltd* (Swiss Exchange)(Switzerland)	19,600	921,957	0.4

		10,591,034	5.4

Diversified Financial Services
EXOR S.p.A. (Italy)	234,060	8,389,629	4.3
Diversified Telecommunication Services
Level 3 Communications, Inc.* (United States)	233,758	12,354,110	6.3
Hotels, Restaurants & Leisure
Genting Berhad (Malaysia)	993,349	2,495,148	1.3
Genting Singapore PLC (Singapore)	4,070,300	2,521,572	1.3
Melco International Development Limited (Hong Kong)	8,266,388	11,508,697	5.9
Wynn Resorts, Limited (United States)	126,129	11,784,233	6.1

		28,309,650	14.6

Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	805,529	10,456,763	5.4
Hopewell Holdings Limited (Hong Kong)	1,492,500	4,819,574	2.5
Koninklijke Philips N.V. (Netherlands)	250,388	7,132,900	3.7

		22,409,237	11.6

Internet Software & Services
Alphabet Inc. – Class C* (United States)	9,735	7,252,088	3.7
Machinery
CNH Industrial N.V. (Netherlands)	676,037	4,596,353	2.4
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation* (United States)	476,300	1,962,356	1.0
CONSOL Energy Inc. (United States)	246,324	2,780,998	1.4

		4,743,354	2.4

Real Estate Management & Development
Cheung Kong Property Holdings Limited (Hong Kong)	1,166,529	7,511,344	3.9
K. Wah International Holdings Limited (Hong Kong)	13,819,506	6,092,636	3.1

		13,603,980	7.0

Textiles, Apparel & Luxury Goods
adidas AG (Germany)	98,708	11,568,967	5.9
Wireless Telecommunications Services
SoftBank Group Corp. (Japan)	136,800	6,522,447	3.4

Total Common Stocks (Cost $160,060,525)		158,916,378	81.7

Preferred Stock
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Convertible Preferred Stock 5.75% (United States)	17,600	3,080,000	1.6
Chesapeake Energy Corporation Convertible Preferred Stock – Series A 5.75% (United States)	16,300	2,862,688	1.5

Total Preferred Stocks (Cost $8,067,798)		5,942,688	3.1

continued

Warrants	Shares	Market Value	% of Net Assets
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18* (Malaysia) (Cost $4,008,255)	4,626,762	$2,644,542	1.3%

Options Purchased	Currency Units
Currency
Hong Kong Dollar Put, 4/20/17, with BNP Paribas, Strike Price $7.77 (Cost $257,895)	13,422,290	95,298	0.1

Corporate Bonds	Principal Amount
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation 6.50% Senior Notes due 8/15/17 (United States)	2,345,000	1,582,875	0.8
Chesapeake Energy Corporation 3.872% Senior Notes due 4/15/19 (United States)	3,300,000	1,295,250	0.7

Total Corporate Bonds (Cost $2,209,865)		2,878,125	1.5

Short-Term Obligations
Repurchase Agreement with State Street Bank, 0.03%, dated 3/31/16 due 4/1/16, Repurchase price $23,975,020 (Collateral: $24,457,331 U.S. Treasury Bond, 2.88% due 8/15/45, Par 23,265,000) (Cost $23,975,000)	23,975,000	23,975,000	12.3

Total Investments (Cost $198,579,338)		194,452,031	100.0
Other Assets and (Liabilities), Net		(44,913)	-

Net Assets		$194,407,118	100.0%

*	Non-income producing security.

See Notes to Schedules of Investments.

Longleaf Partners Funds Trust

Notes to Schedules of Investments

March 31, 2016

(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2015 Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of March 31, 2016 were as follows:

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Unrealized Appreciation	$760,087,749	$696,591,882	$137,198,953	$20,687,359
Unrealized Depreciation	(438,986,996)	(406,848,659)	(225,825,076)	(24,814,666)

Net Unrealized Appreciation (Depreciation)	$321,100,753	$289,743,223	$(88,626,122)	$(4,127,307)

Cost for Federal Income Tax Purposes	$3,412,747,154	$3,587,384,743	$1,119,705,014	$204,906,719

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2016.

	Shares at	Market Value at
	March 31, 2016	3/31/16	12/31/15
Partners
CONSOL Energy Inc.	12,263,500	$138,454,915	$96,881,650
Small-Cap
Actuant Corporation	6,333,926	156,511,311	147,121,205
Chemtura Corporation*	4,248,730	112,166,472	115,862,867
CONSOL Energy Inc.	12,494,200	141,059,518	98,704,180
Deltic Timber Corporation	1,808,158	108,760,704	106,446,262
DreamWorks Animation SKG, Inc. – Class A*	13,939,400	347,788,030	359,218,338
Graham Holdings Company – Class B	428,000	205,440,000	207,567,160
Hopewell Holdings Limited	53,463,500	172,644,096	194,181,406
Rayonier Inc.	6,663,700	164,460,116	147,934,140
ViaSat, Inc.*	3,436,313	252,500,279	209,649,456

		1,661,330,526	1,586,685,014

International
BR Properties S.A.	17,593,223	42,813,038	37,443,270
K. Wah International Holdings Limited(a)	137,735,762	60,723,869	64,954,826

		$103,536,907	$102,398,096

	Purchases	Sales	Dividend Income
Partners
CONSOL Energy Inc.	$-	$-	$122,635
Small-Cap
Actuant Corporation	4,048,223	-	-
CONSOL Energy Inc.	-	-	124,942
Deltic Timber Corporation	-	-	180,816
Graham Holdings Company – Class B	-	-	517,880
Hopewell Holdings Limited	-	2,562,551	3,787,220
Rayonier Inc.	-	-	1,665,925

	4,048,223	2,562,551	6,276,783

International
K. Wah International Holdings Limited(a)	$-	$5,090,358	$-

*	Non-income producing
(a)	Not an affiliate at the end of the period.

4. Fair Value Measurements

Statement of Financial Accounting Standards ASC 820 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ investments as of March 31, 2016 follows:

	Level 1	Level 2	Level 3	Total Value
Partners
Common Stock	$2,761,442,470	$-	$-	$2,761,442,470
Preferred Stock	-	53,284,575	-	53,284,575
Corporate Bonds	-	76,533,133	-	76,533,133
Short-Term Obligations	-	670,347,200	-	670,347,200

Total	2,761,442,470	800,164,908	-	3,561,607,378

Small-Cap
Common Stock	2,962,202,936	-	-	2,962,202,936
Corporate Bonds	-	129,423,086	-	129,423,086
Options Purchased	-	1,343,392	-	1,343,392
Short-Term Obligations	-	774,803,550	-	774,803,550

Total	2,962,202,936	905,570,028	-	3,867,772,964

International
Common Stock	888,212,586	-	5,252,602	893,465,188
Warrants	18,502,313	-	-	18,502,313
Options Purchased	-	1,471,995	-	1,471,995
Corporate Bonds	-	48,391,080	-	48,391,080
Short-Term Obligations	-	67,139,625	-	67,139,625
Swap Contract		(10,597,685)	-	(10,597,685)

Total	906,714,899	106,405,015	5,252,602	1,018,372,516

Global
Common Stocks	158,916,378	-	-	158,916,378
Preferred Stock	-	5,942,688	-	5,942,688
Warrants	2,644,542	-	-	2,644,542
Options Purchased	-	95,298	-	95,298
Corporate Bonds	-	2,878,125	-	2,878,125
Short-Term Obligations	-	23,975,000	-	23,975,000

Total	$161,560,920	$32,891,111	$-	$194,452,031

Certain foreign securities are fair valued by utilizing an external pricing service in the event of significant market movements between the time the Funds value such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy.

Fair value adjustments were not applied to foreign securities as of March 31, 2016, therefore $1,069,873,904, $358,617,783, $932,362,803, and $98,749,431 were transferred from Level 2 to Level 1 for Partners, Small-Cap, International, and Global, respectively. Transfers are recognized at the beginning of the reporting period.

The sole Level 3 holding at March 31, 2016 was MLog S.A. which was valued by taking into account company specific developments and other relevant factors. These other factors include amounts agreed to be paid in a capital increase, currency risk, country risk, government risk and discount rate.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2016:

International Fund
Fair value at December 31, 2015	$4,773,849
Unrealized gain	478,753

Fair value at March 31, 2016	$5,252,602

The following table provides quantitate information about significant unobservable inputs used to determine the fair valuations of the International Fund’s Level 3 assets, and the sensitivity of the valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in Securities	Fair Value at 3/31/16 (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input
Common Stock	$5,253	Discounted cash flow method	Discount rate	35%	Decrease*

*	Represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value measurements.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 18, 2016

By	/s/ Julie M. Bishop
Julie M. Bishop
Global Funds CFO & Principal, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 18, 2016